Note 17 - Commitments and Contingencies (Details) - Future Minimum Rental Payments For Operating Leases (USD $)	Dec. 31, 2012
Future Minimum Rental Payments For Operating Leases [Abstract]
2013	$ 940,518
2014	697,226
2015	457,434
2016	420,589
2017	411,257
Thereafter	620,333
$ 3,547,357